ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE, NET (Tables)
Schedule of accounts receivable
	December 31, 2021	December 31, 2020
(in thousands)
Trade accounts receivable	$4,084	$2,560
Less allowance for doubtful receivables	89	66
Trade accounts receivable, net	$3,995	$2,494

Changes in Data I/O’s allowance for doubtful accounts are as follows:

	December 31, 2021	December 31, 2020
(in thousands)
Beginning balance	$66	$80
Bad debt expense (reversal)	23	(14)
Accounts written-off	-	-
Recoveries	-	-
Ending balance	$89	$66